Expense Example {- Fidelity® Treasury Money Market Fund} - 10.31 Fidelity Treasury Money Market Fund - C PRO-14 - Fidelity® Treasury Money Market Fund - Fidelity Treasury Money Market Fund-Advisor C Class
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 248
3 years	462
5 years	800
10 years	$ 1,755